Assets Measured at Fair Value on Nonrecurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Fair Value Measurements [Line Items]
Impairment losses of goodwill	¥ (6,310)
Impairment of long-lived assets	(706)
Fair Value, Measurements, Nonrecurring
Assets:
Goodwill	3,897
Long-lived assets	353
Level 3 | Fair Value, Measurements, Nonrecurring
Assets:
Goodwill	3,897
Long-lived assets	¥ 353